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                             UBS S&P 500 INDEX FUND
                          UBS TACTICAL ALLOCATION FUND
                         UBS PACE SELECT ADVISORS TRUST


             Supplement to the Statements of Additional Information


                                                                January 14, 2004

Dear Investor,

         The section titled "REDUCED SALES CHARGES, ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION AND OTHER SERVICES - ADDITIONAL PAYMENT INFORMATION" in the Statement of Additional Information is hereby removed in its entirety.


                                                                          ZS-239